Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Oct. 16, 2019
C000214947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,476	$ 15,476	$ 12,179	$ 10,193	$ 12,742	$ 9,921	$ 10,000
Average Annual Return, Percent	27.08%	9.21%
C000214946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 77,749	$ 77,749	61,135	51,095	63,827	49,682	50,000
Average Annual Return, Percent	27.18%	9.31%
MSCI All Country World Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA
Account Value	$ 14,197	$ 14,197	$ 11,325	$ 9,407	$ 12,571	$ 10,145	$ 10,000
Average Annual Return, Percent	25.35%	7.33%